CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Real estate properties under development	$ 1,719,135,164	$ 1,887,321,801
Accounts payable and notes payable	524,663,366	471,175,849
Customer deposits	150,545,253	64,451,511
Income tax payable	120,573,148	106,034,490
Other payables and accrued liabilities	199,661,165	106,126,369
Payroll and welfare payable	19,521,772	22,966,053
Current portion of long-term bank loans and other debt	704,695,082	594,834,196
Other long-term debt	974,791,324	897,503,703
Mandatorily redeemable non-controlling interests	$ 0	$ 1,231,982
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	131,426,741	142,802,936
Common stock, shares outstanding	131,426,741	142,802,936
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Real estate properties under development	$ 105,056,385	$ 321,477,961
Accounts payable and notes payable	2,321,966	51,564,352
Customer deposits	0	11,510,875
Income tax payable	0	9,011,064
Other payables and accrued liabilities	1,583,399	9,884,086
Payroll and welfare payable	0	2,017,480
Current portion of long-term bank loans and other debt	0	122,890,230
Other long-term debt	0	65,603,055
Mandatorily redeemable non-controlling interests	$ 0	$ 615,991